Business Combinations - Additional Information (Details) - USD ($) $ in Thousands								12 Months Ended
	Jun. 01, 2026	Jan. 05, 2026	Jun. 27, 2025	Jan. 08, 2025	Sep. 30, 2024	Aug. 28, 2024	May 09, 2024	Dec. 31, 2025	Dec. 31, 2024	Jun. 30, 2026	Dec. 31, 2023
Business Combination [Line Items]
Goodwill								$ 2,745,351	$ 2,629,183	$ 2,799,108	$ 832,042
MagCanica
Business Combination [Line Items]
Business combination acquisition date	Jun. 01, 2026
Percentage of equity interest from acquisition	100.00%
Business combination consideration transferred	$ 117,739
Total assets acquired	120,055
Intangible assets	70,300
Goodwill	43,231
Other current and non-current assets	6,524
Total liabilities assumed	$ 2,316
Micro-Tronics
Business Combination [Line Items]
Business combination acquisition date		Jan. 05, 2026
Percentage of equity interest from acquisition		100.00%
Business combination consideration transferred		$ 71,609
Payment to acquire business		25,000
Total assets acquired		75,259
Intangible assets		26,400
Goodwill		18,223
Property, plant and equipment		16,130
Other current and non-current assets		14,506
Total liabilities assumed		$ 3,650
Oldham Seals Group Limited
Business Combination [Line Items]
Business combination acquisition date			Jun. 27, 2025
Percentage of equity interest from acquisition			100.00%
Business combination consideration transferred			$ 115,099
Deferred consideration			331
Acquisition cost incurred			92,000
Transaction expenses paid for acquisition								2,146
Total assets acquired			135,222
Intangible assets			54,532
Goodwill			58,586
Cash and cash equivalents			10,690
Property, plant and equipment			4,842
Other current and non-current assets			6,572
Total liabilities assumed			19,792
Deferred tax liabilities			$ 14,924
Spira
Business Combination [Line Items]
Business combination acquisition date				Jan. 08, 2025			Sep. 30, 2024
Percentage of equity interest from acquisition				100.00%
Business combination consideration transferred				$ 49,916
Deferred consideration				551
Acquisition cost incurred				42,000
Transaction expenses paid for acquisition								1,003
Total assets acquired				60,757
Intangible assets				21,700
Goodwill				27,933
Cash and cash equivalents				1,205
Property, plant and equipment				2,635
Other current and non-current assets				8,489
Total liabilities assumed				10,290
Deferred tax liabilities				$ 5,658
Arxis Businesses
Business Combination [Line Items]
Business combination consideration transferred					$ 2,389,897
Carryover tax-deductible goodwill					245,975
Total assets acquired					4,460,349
Intangible assets					1,797,352
Goodwill					1,778,438
Cash and cash equivalents					46,900
Property, plant and equipment					334,462
Total liabilities assumed					2,070,452
Deferred tax liabilities					$ 306,039
RMB Products, Inc.
Business Combination [Line Items]
Business combination acquisition date						Aug. 28, 2024
Percentage of equity interest from acquisition						100.00%
Business combination consideration transferred						$ 48,618
Acquisition cost incurred						50,000
Deferred financing costs						998
Transaction expenses paid for acquisition									1,105
Total assets acquired						71,365
Intangible assets						17,700
Goodwill						28,871
Cash and cash equivalents						1,416
Property, plant and equipment						5,738
Total liabilities assumed						22,747
Deferred tax liabilities						$ 5,156
M-Wave Design Corporation
Business Combination [Line Items]
Business combination acquisition date							May 09, 2024
Percentage of equity interest from acquisition							100.00%
Business combination consideration transferred							$ 12,358
Business combination consideration transferred, rollover equity							4,000
Business combination consideration transferred, contingent consideration							850	$ 2,600	850
Payment to acquire business							7,508
Transaction expenses paid for acquisition									$ 376
Total assets acquired							13,428
Intangible assets							9,400
Goodwill							1,675
Cash and cash equivalents							1,202
Property, plant and equipment							56
Total liabilities assumed							1,070
Minimum potential undiscounted amount of future payments required to make under the contingent consideration arrangement							0
Maximum potential undiscounted amount of future payments required to make under the contingent consideration arrangement							$ 5,000